Cover	Sep. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Entity File Number	000-55657
Entity Registrant Name	Neuropathix, Inc.
Entity Central Index Key	0001615999
Entity Tax Identification Number	46-2645343
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3805 Old Easton Road
Entity Address, City or Town	Doylestown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18902
City Area Code	(858)
Local Phone Number	883-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false